UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Prime Logic Capital, LLC
Address:  135 East 57th Street, 11th Floor
          New York, New York 10022

13F File Number: 28-12827

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marc Cummins
Title:    Managing Member
Phone:    (212) 607-2576

Signature, Place and Date of Signing:


/s/ Marc Cummins              New York, New York            February 17, 2009
--------------------          ------------------            --------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      19

Form 13F Information Table Value Total: $18,633
                                        (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2008
COLUMN 1                          COLUMN  2       COLUMN 3    COLUMN 4        COLUMN 5         COL 6    COL 7        COLUMN 8

                                                               VALUE     SHRS OR   SH/ PUT/   INVSTMT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS      CUSIP       (x1000)   PRN AMT   PRN CALL   DISCRTN   MNGRS  SOLE  SHARED   NONE
--------------                 --------------      -----       -------   -------   --- ----   -------   -----  ----  ------   ----
ALTERNATIVE ASSET MGMT ACQU    W EXP 08/01/201    02149U119     104      1,488,559 SH          SOLE            1,488,559
AMBASSADORS INTL INC           COM                023178106     238        366,347 SH          SOLE              366,347
EINSTEIN NOAH REST GROUP INC   COM                28257U104     857        149,036 SH          SOLE              149,036
GAMESTOP CORP NEW              CL A               36467W109     650         30,000 SH  CALL    SOLE               30,000
GSC ACQUISITION COMPANY        W EXP 06/25/201    40053G114      19        963,785 SH          SOLE              963,785
HYTHIAM INC                    COM                44919F104     531      1,360,889 SH          SOLE            1,360,889
JARDEN CORP                    COM                471109108     248         21,539 SH          SOLE               21,539
LIBERTY ACQUISITION HLDGS CO   COM                53015Y115     742         89,501 SH          SOLE               89,501
LIBERTY ACQUISITION HLDGS CO   W EXP 12/12/201    53015Y115     350        920,870 SH          SOLE              920,870
MIDDLEBY CORP                  COM                596278101     237          8,709 SH          SOLE                8,709
NATHANS FAMOUS INC NEW         COM                632347100   6,174        485,342 SH          SOLE              485,342
NEXCEN BRANDS INC              COM                653351106     148      1,346,756 SH          SOLE            1,346,756
PROSHARES TR                   PSHS ULSHT SP500   74347R883     213          3,000 SH          SOLE                3,000
PROSHARES TR                   PSHS ULSHT S&P500  74347R503     943         13,100 SH          SOLE               13,100
PROTECTION ONE INC             COM NEW            743663403   3,553        743,244 SH          SOLE              743,244
SPDR TR                        UNIT SER 1         78462F103   1,038         11,500 SH          SOLE               11,500
VICTORY ACQUISITION CORP       COM                92644D100   2,208        227,614 SH          SOLE              227,614
VICTORY ACQUISITION CORP       W EXP 04/24/201    92644D118     113      1,608,947 SH          SOLE            1,608,947
XCORPOREAL INC                 COM                98400P104     267      1,569,757 SH          SOLE            1,569,757

SK 25276 0001 960974